FINANCIAL INSTRUMENTS (Details 2) - Currency Of U S D [Member] - Currency risk [member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	$ (372,699)	$ 1,072,096
Cash And Cash Equivalents Overseas [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	895,337	1,951,025
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	212,372	58,296
Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	388,705	270,038
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(6,002,208)	(5,983,492)
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(248,790)	(284,843)
Others [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(14,528)	(37,185)
Gross [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(4,769,112)	(4,026,161)
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	$ 4,396,413	$ 5,098,257